Goodwill and other intangible assets	12 Months Ended
Oct. 31, 2021
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Goodwill and other intangible assets

Note 10 Goodwill and other intangible assets

Goodwill

	For the year ended October 31, 2021

(Millions of Canadian dollars)	Canadian Banking	Caribbean Banking	Canadian Wealth Management	Global Asset Management	U.S. Wealth Management (including City National)	International Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Total
Balance at beginning of period	$2,557	$1,719	$587	$2,001	$2,978	$121	$112	$149	$1,078	$11,302
Acquisitions	–	–	–	–	–	–	–	–	–	–
Dispositions	–	(3)	–	–	–	(4)	–	–	–	(7)
Currency translations	–	(116)	(10)	(37)	(210)	(2)	–	(1)	(65)	(441)
Balance at end of period	$2,557	$1,600	$577	$1,964	$2,768	$115	$112	$148	$1,013	$10,854

	For the year ended October 31, 2020

(Millions of Canadian dollars)	Canadian Banking	Caribbean Banking	Canadian Wealth Management	Global Asset Management	U.S. Wealth Management (including City National)	International Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Total
Balance at beginning of period	$2,555	$1,727	$579	$1,985	$2,943	$120	$112	$148	$1,067	$11,236
Acquisitions	2	–	6	–	1	–	–	–	–	9
Dispositions	–	(16)	–	–	–	–	–	–	–	(16)
Currency translations	–	8	2	16	34	1	–	1	11	73
Balance at end of period	$2,557	$1,719	$587	$2,001	$2,978	$121	$112	$149	$1,078	$11,302
We perform our annual impairment test by comparing the carrying amount of each CGU to its recoverable amount. The recoverable amount of a CGU is represented by its VIU, except in circumstances where the carrying amount of a CGU exceeds its VIU. In such cases, the greater of the CGU’s FVLCD and its VIU is the recoverable amount. Our annual impairment test is performed as at August 1.
In our 2021 and 2020 annual impairment tests, the recoverable amounts of our Caribbean Banking and International Wealth Management CGUs were based on their FVLCD. The recoverable amounts of all other CGUs tested were based on their VIU.
Value in use
We calculate VIU using a five-year discounted cash flow method. Future cash flows are based on financial plans agreed by management, estimated based on forecast results, business initiatives, capital required to support future cash flows and returns to shareholders. Key drivers of future cash flows include net interest margins and average interest-earning assets. The values assigned to these drivers over the forecast period are based on past experience, external and internal economic forecasts, and management’s expectations of the impact of economic conditions on our financial results. Beyond the initial cash flow projection period, cash flows are assumed to increase at a constant rate using a nominal long-term growth rate (terminal growth rate), with the exception of our U.S. Wealth Management (including City National) CGU where we applied a mid-term
growth rate consistent with our growth expectations for this business, reverting to the terminal growth rate after 10 years. Terminal growth rates are based on the long-term steady state growth expectations in the countries within which the CGU operates. The discount rates used to determine the present value of each CGU’s projected future cash flows are based on the bank-wide cost of capital, adjusted for the risks to which each CGU is exposed.
CGU-specific
risks include: country risk, business/operational risk, geographic risk (including political risk, devaluation risk, and government regulation), currency risk, and price risk (including product pricing risk and inflation).
The estimation of VIU involves significant judgment in the determination of inputs to the discounted cash flow model and is most sensitive to changes in future cash flows, discount rates and terminal growth rates applied to c
a
sh flows beyond the forecast period. The sensitivity of the VIU to key inputs and assumptions used was tested by recalculating the recoverable amount using reasonably possible changes to those parameters. As at August 1, 2021, no reasonably possible change in an individual key input or assumption, as described, would result in a CGU’s carrying amount exceeding its recoverable amount based on VIU.

The terminal growth rates and
pre-tax
discount rates used in our discounted cash flow models are summarized below.

	As at
	August 1, 2021		August 1, 2020

	Discount rate (1)	Terminal growth rate	Discount rate (1)	Terminal growth rate
Group of cash generating units
Canadian Banking	9.4%	3.0%	9.5%	3.0%
Caribbean Banking	10.9	3.5	11.4	3.7
Canadian Wealth Management	10.5	3.0	10.4	3.0
Global Asset Management	10.5	3.0	10.5	3.0
U.S. Wealth Management (including City National)	11.1	3.0	10.7	3.0
International Wealth Management (2)	n.m.	n.m.	n.m.	n.m.
Insurance	10.2	3.0	10.2	3.0
Investor & Treasury Services	9.9	3.0	10.2	3.0
Capital Markets	11.8	3.0	12.0	3.0

(1)	Pre-tax discount rates are determined implicitly based on post-tax discount rates.
(2)	The recoverable amount for our International Wealth Management CGU is determined using a multiples-based approach.
n.m.	not meaningful
Fair value less costs of disposal – Caribbean Banking
For our Caribbean Banking CGU, we calculated FVLCD using a discounted cash flow method that projects future cash flows over a
5-year
period. We also considered reasonably possible alternative scenarios, including market comparable transactions, which yielded valuations ranging from a material surplus to an immaterial deficit. Cash flows are based on management forecasts, adjusted to approximate the considerations of a prospective third-party buyer. Cash flows beyond the initial
5-year
period are assumed to increase at a constant rate using a nominal long-term growth rate. Future cash flows, terminal growth rates, and discount rates are based on the same factors noted above. This fair value measurement is categorized as level 3 in the fair value hierarchy as certain significant inputs are not observable. We use significant judgment to determine inputs to the discounted cash flow model which are most sensitive to changes in future cash flows, discount rates and terminal growth rates applied to cash flows beyond the forecast period. The sensitivity of the FVLCD to key inputs and assumptions was tested by recalculating the recoverable amount using reasonably possible change to those parameters.
With the improved economic environment in 2021, tempered by continued uncertainty related to
COVID-19,
the recoverable amount of our Caribbean Banking CGU has increased. As at August 1, 2021, the recoverable amount of our Caribbean Banking CGU, based on FVLCD, was 123% of its carrying amount (August 1, 2020 – the recoverable amount based on FVLCD approximated the carrying amount). In determining the recoverable amount, forecast future cash flows were discounted using a pre-tax
rate of 10.9% (August 1, 2020 – 11.4%), reflecting geographic inflation rate expectations, partially offset by a lower terminal growth rate of 3.5% (August 1, 2020 – 3.7%), reflecting a long-term steady
state growth rate for the CGU. A 50 bps change in the terminal growth rate would increase and decrease the recoverable amount by $339 million and $289 million, respectively. A 50 bps increase in the discount rate would decrease the recoverable amount by $360 million. A reduction in the forecasted cash flows of 10% per annum would reduce the recoverable amount by $469 million. Changes in these assumptions have been applied holding other individual factors constant. However, changes in one factor may be magnified or offset by related changes in other assumptions as impacts to the recoverable amount are highly interdependent and changes in assumptions may not have a linear effect on the recoverable amount of the CGU. In aggregate, the range of reasonably possible outcomes would not materially affect the recoverable amount of the CGU.
Other intangible assets

	For the year ended October 31, 2021

(Millions of Canadian dollars)	Internally generated software	Other software	Core deposit intangibles	Customer list and relationships	In process software	Total
Gross carrying amount
Balance at beginning of period	$7,676	$1,901	$1,586	$1,916	$1,241	$14,320
Additions	48	15	–	–	1,129	1,192
Acquisitions through business combinations	–	–	–	–	–	–
Transfers	1,022	69	–	–	(1,091)	–
Dispositions	(66)	(87)	–	(38)	(8)	(199)
Impairment losses	(157)	–	–	–	(9)	(166)
Currency translations	(126)	(60)	(112)	(41)	(29)	(368)
Other changes	(7)	8	–	5	3	9
Balance at end of period	$8,390	$1,846	$1,474	$1,842	$1,236	$14,788
Accumulated amortization
Balance at beginning of period	$(5,884)	$(1,500)	$(793)	$(1,391)	$–	$(9,568)
Amortization charge for the year	(898)	(138)	(150)	(101)	–	(1,287)
Dispositions	65	86	–	38	–	189
Impairment losses	137	–	–	–	–	137
Currency translations	88	41	58	29	–	216
Other changes	9	(13)	–	–	–	(4)
Balance at end of period	$(6,483)	$(1,524)	$(885)	$(1,425)	$–	$(10,317)
Net balance at end of period	$1,907	$322	$589	$417	$1,236	$4,471

	For the year ended October 31, 2020

(Millions of Canadian dollars)	Internally generated software	Other software	Core deposit intangibles	Customer list and relationships	In process software	Total
Gross carrying amount
Balance at beginning of period	$6,941	$1,684	$1,567	$1,773	$1,240	$13,205
Additions	54	47	–	143	1,157	1,401
Acquisitions through business combinations	–	6	–	10	–	16
Transfers	936	193	–	–	(1,129)	–
Dispositions	(149)	(13)	–	–	(4)	(166)
Impairment losses	(116)	(4)	–	–	(10)	(130)
Currency translations	20	7	19	13	8	67
Other changes	(10)	(19)	–	(23)	(21)	(73)
Balance at end of period	$7,676	$1,901	$1,586	$1,916	$1,241	$14,320
Accumulated amortization
Balance at beginning of period	$(5,256)	$(1,357)	$(627)	$(1,291)	$–	$(8,531)
Amortization charge for the year	(855)	(144)	(160)	(114)	–	(1,273)
Dispositions	147	12	–	–	–	159
Impairment losses	88	–	–	–	–	88
Currency translations	(14)	(6)	(6)	(9)	–	(35)
Other changes	6	(5)	–	23	–	24
Balance at end of period	$(5,884)	$(1,500)	$(793)	$(1,391)	$–	$(9,568)
Net balance at end of period	$1,792	$401	$793	$525	$1,241	$4,752